Summary of Significant Accounting Policies - Tax Effects Allocated to Each Component of Other Comprehensive Income (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Unrealized loss on derivative instruments, before-tax amount	0	0
Unrealized gain on derivative instruments, tax (expense)/ benefit		0
Unrealized gain on derivative instruments, before-tax amount			83,339
Unrealized gain on derivative instruments, net-of-tax amount			83,339
Reclassification for gains realised in net income, before-tax amount	0	83,339	0
Other comprehensive loss, before-tax amount	0	83,339	83,339
Unrealized loss on derivative instruments, tax (expense)/ benefit	0		0
Reclassification for gains realised in net income, tax (expense)/ benefit	0	0	0
Other comprehensive loss, tax (expense)/ benefit	0	0	0
Unrealized loss on derivative instruments, net-of-tax amount	0	0
Reclassification for gains realised in net income, net-of-tax amount	0	83,339	0
Other comprehensive loss, net-of-tax amount	0	83,339	83,339